Income tax	12 Months Ended
Dec. 31, 2020
Income tax
Income tax

19.  Income tax

a)  In accordance with the MITL, the Company and its Mexican subsidiaries are subject to income tax and each files its tax returns on an individual entity basis and the related tax results are included in the accompanying consolidated financial statements. The income tax is computed taking into consideration the taxable and deductible effects of inflation, such as depreciation calculated on Adjusted assets values. Taxable income is increased or reduced by the effects of inflation on certain monetary assets and liabilities through the annual inflation adjustment.

(i)	Based on the approved law, corporate income tax rate for 2020 and thereafter is 30%.
(ii)

The tax rules include limits in the deductions of the exempt compensation amount certain items, as follows: Wages and benefits paid to workers 47% of income paid to workers and in certain cases up to 53% (holiday bonus, savings fund, employee profit sharing, seniority premiums) will be deductible for employers. As a result, certain wage and salary provisions have difference between tax and book values at year-end.

(iii)

The MITL sets forth criteria and limits for applying some deductions, such as: the deduction of payments which, in turn, are exempt income for workers, contributions for creating or increasing provisions for pension funds, contributions to the Mexican Institute of Social Security payable by the worker that are paid by the employer, as well as the possible non-deduction of payments made to related parties in the event of failing to meet certain requirements.

(iv)	Taxable income for purposes of the employee profit sharing is the same used for the Corporate Income Tax except for certain items.
(v)	A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014.

The income tax rates for 2020, 2019 and 2018 in Guatemala, Costa Rica and El Salvador are 25%, 30% and 30% respectively.

b)  For the years ended December 31, 2020, 2019 and 2018, the Company reported on a consolidated basis taxable income of Ps.302,029,  Ps.938,304 and Ps.777,513, respectively, which was partially offset by tax losses from prior years.

In accordance with the MITL and Costa Rican Income Tax Law (CRITL), tax losses may be carried forward against taxable income generated in the succeeding ten and three years, respectively. Carryforward tax losses are Adjusted based on inflation.

c)  An analysis of consolidated income tax expense for the years ended December 31, 2020, 2019 and 2018 is as follows:

Consolidated statements of operations

	2020			2019			2018
Current year income tax expense	Ps.	(90,609)		Ps.	(281,491)		Ps.	(232,824)
Deferred income tax benefit (expense)		1,496,793	(1)		(813,340)	(2)		582,644	(3)
Total income tax benefit (expense)	Ps.	1,406,184		Ps.	(1,094,831)		Ps.	349,820

(1)    Includes translation effect by Ps.2,035

(2)    Includes translation effect by Ps.(2,278)

(3)    Includes translation effect by Ps.2,680

Consolidated statements of comprehensive income

	2020		2019		2018
Deferred income tax related to items recognized in OCI during the year
Net gain (loss) cash flow hedges	Ps.	46,835	Ps.	(74,820)	Ps.	85,107
Remeasurement (loss) gain of employee benefits		794		3,058		(1,797)
Deferred income tax charged to OCI	Ps.	47,629	Ps.	(71,762)	Ps.	83,310

d)  A reconciliation of the statutory corporate income tax rate to the Company’s effective tax rate for financial reporting purposes is as follows:

	2020	2019	2018
Statutory income tax rate	30.00%	30.00%	30.00%
Amendment tax return effects and other tax adjustments	0.92%	(0.51)%	0.05%
Inflation on furniture, intangible and equipment	0.29%	(0.48)%	2.08%
Inflation of tax losses	0.23%	(0.21)%	1.16%
Foreign countries difference with Mexican statutory rate	(0.06)%	0.11%	(0.02)%
Annual inflation adjustment	(0.91)%	(0.05)%	0.26%
Unrecorded deferred taxes on tax losses	(1.29)%	0.27%	(3.96)%
Non-deductible expenses	(4.51)%	0.19%	(2.51)%
	24.67%	29.32%	27.06%

Mexican income tax matters

For Mexican purposes, corporate income tax is computed on accrued basis. MITL requires taxable profit to be determined by considering revenue net of tax deductions. Prior years' tax losses can be utilized to offset current year taxable income. Income tax is determined by applying the 30% rate on the net amount after tax losses utilization.

For tax purposes, income is considered taxable at the earlier of: (i) the time the revenue is collected, (ii) the service is provided or (iii) the time of the issuance of the invoice. Expenses are deductible for tax purposes generally on accrual basis, with some exceptions, once the requirements established in the tax law are fulfilled.

Central America (Guatemala, Costa Rica and El Salvador)

According to Guatemala Corporate Income tax law, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the year ended December 31, 2020, 2019 and 2018, the Company obtained a net operating (loss) income of Ps.(1,835), Ps.(1,085) and Ps.8,549, respectively.

According to Costa Rica Corporate Income tax law, the tax is based on the net income earned from traffic whose origin or final destination is Costa Rica, and net operating losses can offset taxable income in a term of three years. For the years ended December 31, 2020, 2019 and 2018, the Company generated net operating losses for an amount of Ps.55,751, Ps.50,246 and Ps.170,731, respectively, for which no deferred tax asset has been recognized.

According to El Salvador Corporate Income tax law, the tax is based on the net income earned from traffic whose origin or final destination is Costa Rica, and net operating losses cannot offset taxable income in prior or future years. For the year ended December 31, 2020 and 2019, the Company obtained a net operating loss of Ps.16,619 and Ps.32,494.

e)  An analysis of consolidated deferred taxes is as follows:

	2020				2019
	Consolidated		Consolidated		Consolidated		Consolidated
	statement of		statement of		statement of		statement of
	financial position		operations		financial position		operations

Deferred income tax assets:
Lease liability	Ps.	13,239,254	Ps.	1,084,140	Ps.	12,155,114	Ps.	313,137
Unearned transportation revenue		1,233,661		436,598		797,063		61,708
Extension lease agreement		773,443		314,100		459,343		(137,639)
Tax losses available for offsetting against future taxable income		576,422		272,452		303,970		(5,350)
Intangible		420,908		(25,941)		446,849		(13,741)
Allowance for doubtful accounts		61,565		47,476		14,089		9,187
Employee benefits		15,191		2,934		11,463		2,958
Financial instruments		7,948		(22)		(38,865)		—
Employee profit sharing		4,323		(2,904)		7,227		2,734
Provisions		(91,253)		(442,598)		351,345		60,655
Non derivative financial instruments		(473,242)		(477,471)		4,229		4,229
		15,768,220		1,208,764		14,511,827		297,878
Deferred income tax liabilities:
Right of use asset		10,292,753		55,824		10,236,929		672,311
Supplemental rent		1,878,865		171,916		1,706,949		111,430
Rotable spare parts, furniture and equipment, net		707,092		(177,384)		884,476		239,452
Inventories		83,402		(6,885)		90,287		1,392
Other prepayments		9,786		(17,942)		27,728		(4,329)
Prepaid expenses and other assets		(132,462)		(311,523)		179,061		88,683
		12,839,436		(285,994)		13,125,430		1,108,939
	Ps.	2,928,784	Ps.	1,494,758	Ps.	1,386,397	Ps.	(811,061)

Reflected in the consolidated statement of financial position as follows:

	2020		2019

Deferred tax assets	Ps.	3,128,555	Ps.	1,542,536
Deferred tax liabilities		(199,771)		(156,139)
Deferred tax assets, net	Ps.	2,928,784	Ps.	1,386,397

A reconciliation of deferred tax asset, net is as follows:

	2020		2019
Opening balance as of January 1,	Ps.	1,386,397	Ps.	2,269,220
Deferred income tax (expense) benefit during the current year recorded on profits		1,494,758		(811,061)
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)		47,629		(71,762)
Closing balance as of December 31,	Ps.	2,928,784	Ps.	1,386,397

At December 31, 2020, 2019 and 2018, the table shown above includes deferred income tax asset recognized by Concesionaria (2020 and 2017), Comercializadora (2019 and 2020) and Vuela Aviación (2020) for tax losses carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

According to IAS 12, Income Taxes, a deferred tax asset should be recognized for the carry-forward of available tax losses to the extent that it is probable that future taxable income will be available against which the available tax losses can be utilized. In these regards, the Company has recognized at December 31, 2020, 2019 and 2018 a deferred tax asset for tax losses of Ps.576,422, Ps.303,970 and Ps.309,320 respectively.

During 2020, the Company recognized a deferred tax asset for the carry-forward of available tax losses of Concesionaria and Comercializadora, based on the positive evidence of the Company to generate taxable profit related to the same taxation authority against which the available tax losses can be utilized before they expire. Positive evidence includes Concesionaria’s actions to increase its aircraft fleet in the following years, increase in flight frequencies, and routes, inside and outside of Mexico; the profit of Comercializadora, is derived directly from Concesionaria’s operations.

The temporary differences associated with investments in the Company’s subsidiaries, for which a deferred tax liability has not been recognized in the periods presented, aggregate to Ps.150,683 (2019:Ps.276,393). The Company has determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future. The Company has an agreement with its associate that the profits of the associate will not be distributed until it obtains the consent of the Company. The Company does not anticipate giving such consent at the reporting date. Furthermore, the Group’s joint venture will not distribute its profits until it obtains the consent of all venture partners.

An analysis of the available tax losses carry-forward of the Company at December 31, 2020 is as follows:

Year	Historical		Adjusted				Total remaining		Year of
of loss	loss		tax loss		Utilized		amount		expiration
2017	Ps.	1,067,836	Ps.	1,206,232	Ps.	217,393	Ps.	988,839	2027
2018		92,604		92,604		78,849		13,755	2021
2019		4,922		5,186		—		5,186	2029
2020		863,847		878,533		—		878,533	2030
2020		55,751		55,751		—		55,751	2023
	Ps.	2,084,960	Ps.	2,238,306	Ps.	296,242	Ps.	1,942,064

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries at December 31, 2020 is as follows:

	Historical		Adjusted				Total
	loss		tax loss		Utilized		remaining amount
Comercializadora	Ps.	42,777	Ps.	43,685	Ps.	—	Ps.	43,685
Concesionaria		1,875,180		2,027,302		217,393		1,809,909
Operaciones Volaris		18,648		18,965		—		18,965
Vuela Aviación		148,355		148,354		78,849		69,505
	Ps.	2,084,960	Ps.	2,238,306	Ps.	296,242	Ps.	1,942,064
Unrecognized NOLs								20,657
							Ps.	1,921,407
Tax rate								30%
Deferred income tax							Ps.	576,422

f)  At December 31, 2020 the Company had the following tax balances:

	2020
Adjusted contributed capital account (Cuenta de capital de aportación or “CUCA”)	Ps.	4,607,752
CUFIN*		3,241,275

*The calculation comprises all the subsidiaries of the Company.